Flight Equipment Held For Operating Leases, Net (Tables)	12 Months Ended
Dec. 31, 2011
Flight Equipment Held For Operating Leases, Net [Abstract]
Movements In Flight Equipment Held For Operating Leases

	Year ended December 31,
	2009	2010	2011
Net book value at beginning of period	$3,989,629	$5,230,437	$8,061,260
Fair value of flight equipment acquired in acquisitions	—	1,337,412	—
Additions	1,649,520	2,531,719	882,625
Depreciation	(215,574)	(329,639)	(383,148)
Impairment (Note 22)	(32,378)	(11,764)	(23,323)
Disposals	(119,349)	(646,841)	(333,140)
Transfers to direct finance leases/flight equipment held for sale	—	(3,550)	—
Transfer to inventory	(41,411)	(46,514)	(11,430)
Sale of AeroTurbine	—	—	(296,970)
Net book value at end of period	$5,230,437	$8,061,260	$7,895,874
Accumulated depreciation/impairment at December 31, 2009, 2010 and 2011	$(542,309)	$(856,894)	$(1,060,416)

Contractual Commitments For Prepayment And Purchase Of Flight Equipment

	2012	2013	2014	Thereafter
Capital expenditures	$466,231	$220,648	$—	$294,793
Pre-delivery payments	31,320	57,742	91,119	18,224
	$497,551	$278,390	$91,119	$313,017

Contracted Minimum Future Lease Payments Receivable

Contracted minimum future lease receivables
2012	$942,212
2013	891,168
2014	762,176
2015	646,514
2016	524,857
Thereafter	1,465,597
$5,232,524